STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - $ / shares				3 Months Ended		9 Months Ended	15 Months Ended
	Apr. 12, 2021	Dec. 31, 2020	Mar. 19, 2019	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Mar. 19, 2019	Mar. 25, 2021
Issuance of 5,750,000 common shares to initial stockholders (in shares)			88,235				0
Aldel Financial Inc.
Sale of units (in shares)	2,000	1,500,000
Purchase price, per unit		$ 10.10				$ 10.10
Price of warrant		10.00
Exercise price of warrants		$ 15.00
Private Unit Warrants | Aldel Financial Inc.
Sale of units (in shares)		500,000
Purchase price, per unit		$ 15						$ 15
Price of warrant		15
Exercise price of warrants		$ 11.50				$ 11.50
Common Stock | Aldel Financial Inc.
Issuance of 5,750,000 common shares to initial stockholders (in shares)					5,750,000
Forfeiture of 2,875,000 common shares by initial stockholders (in shares)					2,875,000
Initial Public Offering | Aldel Financial Inc.
Sale of units (in shares)	11,500,000	10,000,000		11,500,000		115,000,000
Purchase price, per unit	$ 10.00	$ 10.00		$ 10		$ 10.00
Price of warrant		15
Initial Public Offering | Private Unit Warrants | Aldel Financial Inc.
Price of warrant		$ 15
Initial Public Offering | Common Stock | Aldel Financial Inc.
Sale of units (in shares)				11,500,000
Private Placement | Aldel Financial Inc.
Sale of 1,300,000 $15 strike warrants $0.10 per warrant in private placement (in shares)				1,300,000
Price of warrant				$ 0.10
Exercise price of warrants				$ 15		$ 15
Private Placement | Private Unit Warrants | Aldel Financial Inc.
Sale of units (in shares)		500,000
Private Placement | Common Stock | Aldel Financial Inc.
Sale of units (in shares)				515,000
Over-allotment option | Aldel Financial Inc.
Sale of units (in shares)	1,500,000	11,500,000		515,000
Purchase price, per unit				$ 10
Underwriters over-allotment option | Aldel Financial Inc.
Sale of units (in shares)	0	10,000,000
Issuance of 57,500 underwriter units, including over-allotment (in shares)				57,500
Underwriters over-allotment option | Common Stock | Aldel Financial Inc.
Issuance of 57,500 underwriter units, including over-allotment (in shares)				57,500